Trade and Notes Payable - Aging Analysis Of Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Trade and Notes Payable
Total	¥ 40,579,219	$ 5,802,751	¥ 53,596,194
Supplier finance program, obligation, current		$ 484,607	¥ 0
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities Current	Accrued Liabilities and Other Liabilities Current	Accrued Liabilities and Other Liabilities Current
Within 3 months
Trade and Notes Payable
Total	¥ 26,797,558		¥ 32,471,247
Trade and note payable period	3 months
Between 3 months and 6 months
Trade and Notes Payable
Total	¥ 7,268,802		20,387,075
Between 3 months and 6 months | Maximum
Trade and Notes Payable
Trade and note payable period	6 months
Between 3 months and 6 months | Minimum
Trade and Notes Payable
Trade and note payable period	3 months
Between 6 months and 1 year
Trade and Notes Payable
Total	¥ 6,496,892		711,292
Between 6 months and 1 year | Maximum
Trade and Notes Payable
Trade and note payable period	1 year
Between 6 months and 1 year | Minimum
Trade and Notes Payable
Trade and note payable period	6 months
More than 1 year
Trade and Notes Payable
Total	¥ 15,967		¥ 26,580
Trade and note payable period	1 year